SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

	December 31, 2025
	United States	Europe	Israel	Other	Total

Revenues	$1,107,874	$506,861	$17,693	$360,616	$1,993,044
% of total	56%	25%	1%	18%	100%

	December 31, 2024
	United States	Europe	Israel	Other	Total

Revenues	$974,546	$440,521	$13,428	$332,155	$1,760,650
% of total	55%	25%	1%	19%	100%

	December 31, 2023
	United States	Europe	Israel	Other	Total

Revenues	$864,475	$380,495	$11,678	$305,017	$1,561,665
% of total	55%	24%	1%	20%	100%

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	December 31, 2025
	United States	Europe	Israel	Other	Total

ROU assets	$16,703	$14,799	$366,763	$—	$398,265
Property and equipment, net	2,136	3,975	108,218	90	114,419
Other long-term assets (*)	475,053	157	37,667	19	512,896

Total long-term assets (*)	$493,892	$18,931	$512,648	$109	$1,025,580
% of total	48%	2%	50%	—%	100%

	December 31, 2024
	United States	Europe	Israel	Other	Total

ROU assets	$8,734	$16,390	$374,737	$—	$399,861
Property and equipment, net	2,767	4,707	120,615	66	128,155
Other long-term assets (*)	6,305	77	26,774	—	33,156

Total long-term assets (*)	$17,806	$21,174	$522,126	$66	$561,172
% of total	3%	4%	93%	—%	100%